Note 18 - Inventories (Details Textual) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net write-downs (reversals of write-downs) of inventories	R$ 109.8	R$ 76.5